Postemployment Benefits Postretirement Benefit Plans - Weighted Average Assumptions Used, Net Postretirement Cost (Details) - Postretirement Plans	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Discount rate - Service cost	4.20%	3.60%	4.00%
Discount rate - Interest cost	3.80%	3.00%	3.00%
Expected rate of return on plan assets	5.40%	4.40%	0.00%
Health care cost trend rate	6.50%	6.70%	6.30%